Aston Funds
ASTON Small Cap Growth Fund (the “Fund”)
(Formerly ASTON/Crosswind Small Cap Growth Fund)
Supplement dated February 16, 2012 to the Class N shares Prospectus dated March 1, 2011 for the Aston Funds (the “Class N Shares Prospectus”), and the Summary Prospectus dated March 1, 2011 for the Fund (the “Summary Prospectus”), and the Class I shares Prospectus dated May 27, 2011 for the Fund (the “Class I Shares Prospectus” and together with the Class N Shares Prospectus and the Summary Prospectus, the “Prospectuses”)
IMPORTANT NOTICE
This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.
CHANGE IN SUBADVISER AND FUND NAME
Effective as of February 17, 2012 (the “Effective Date”), Lee Munder Capital Group, LLC (“LMCG”) has been appointed as the subadviser to the Fund, and the Fund has changed its name to ASTON Small Cap Growth Fund. There is no change in the Fund’s portfolio management team or its current investment objective, principal investment strategies or management fees.
For more information, please call Aston Funds: 800 992-8151 or visit our website at www.astonfunds.com